CLAYMORE TRUST

Claymore Core Equity Fund

Supplement to the currently effective Prospectus for the above listed Fund:

The disclosure in the “INVESTMENT ADVISORY SERVICES-Portfolio Management-Claymore Core Equity Fund” section on page 50 of the Trust’s Prospectus is hereby deleted in its entirety and replaced with the following:

Chuck Craig, CFA, Managing Director, Research and Development, serves as portfolio manager of the Fund and is responsible for the day-to-day management of the Fund’s portfolio. Mr. Craig joined the Investment Adviser in May of 2003. In addition to his role as portfolio manager, Mr. Craig is involved in the research, selection and development of new products and for the firm’s unit investment trusts. Before joining Claymore Securities, Inc., Mr. Craig spent four years with First Trust Portfolios L.P. (formerly Nike Securities) as an equity research analyst and portfolio manager within the Equity Strategy Research group. Prior to joining First Trust Portfolios L.P., Mr. Craig spent three years as a portfolio analyst with PMA Securities, Inc., a brokerage firm specializing in municipal finance. Mr. Craig received a M.S. in Financial Markets from the Center for Law and Financial Markets at the Illinois Institute of Technology. He also earned a B.S. in Finance from Northern Illinois University.

Claymore Trust
2455 Corporate West Drive
Lisle, Illinois 60532

Please Retain This Supplement for Future Reference

June 12, 2006

CLAYMORE TRUST

Claymore Core Equity Fund

Supplement to the currently effective Statement of Additional Information for the above listed Fund:

The disclosure under the heading “Portfolio Management” in the Investment Advisory Agreements section of the Trust’s Statement of Additional Information is supplemented to reflect the following:

Chuck Craig is the sole portfolio manager of the Claymore Core Equity Fund. All references to additional managers of the Claymore Core Equity Fund are deleted.

Claymore Trust
2455 Corporate West Drive
Lisle, Illinois 60532

Please Retain This Supplement for Future Reference

June 12, 2006